Revenue from the sale of goods and / or services (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenues	R$ 19,250	R$ 17,321	R$ 16,298
Goods [Member]
IfrsStatementLineItems [Line Items]
Revenues	20,517	18,392	17,261
Services Rendered [Member]
IfrsStatementLineItems [Line Items]
Revenues	253	289	266
Sales Returns And Cancellations [Member]
IfrsStatementLineItems [Line Items]
Revenues	(152)	(150)	(128)
Gross Sales [Member]
IfrsStatementLineItems [Line Items]
Revenues	20,618	18,531	17,399
Taxes On Sales [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ (1,368)	R$ (1,210)	R$ (1,101)